Warrants - Additional Information (Detail) (USD $)	1 Months Ended									6 Months Ended		12 Months Ended				1 Months Ended	6 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended			1 Months Ended							1 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 29, 2013	Apr. 10, 2013	Sep. 27, 2012	Sep. 06, 2012	Aug. 14, 2012	Feb. 29, 2012	Sep. 30, 2011	Jan. 31, 2008	Jan. 22, 2007	Jun. 30, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 22, 2013 2012 Convertible Debt Financing Transaction [Member]	Jun. 30, 2013 2012 Convertible Debt Financing Transaction [Member]	Jun. 30, 2013 December 2012 Bridge Financing Transaction [Member]	Dec. 31, 2012 December 2012 Bridge Financing Transaction [Member]	Mar. 31, 2012 Line of Credit [Member]	Mar. 31, 2011 Line of Credit [Member]	Oct. 31, 2012 December 2011 Financing Transactions [Member]	Dec. 31, 2012 December 2011 Financing Transactions [Member]	Dec. 31, 2011 December 2011 Financing Transactions [Member]	Apr. 01, 2010 Consulting and advisory agreement [Member]	May 07, 2008 Series A Preferred Stock [Member]	Feb. 04, 2008 Series A Preferred Stock [Member]	Nov. 14, 2011 Series A Preferred Stock [Member]	Nov. 18, 2010 Series B Preferred Stock [Member]	Apr. 01, 2010 Warrant One [Member] Consulting and advisory agreement [Member]	Nov. 14, 2007 Warrant One [Member] Series A Preferred Stock [Member]	Apr. 01, 2010 Warrant Two [Member] Consulting and advisory agreement [Member]	Nov. 14, 2007 Warrant Two [Member] Series A Preferred Stock [Member]	May 07, 2008 Extended Maturity [Member] Series A Preferred Stock [Member]	Feb. 04, 2008 Extended Maturity [Member] Series A Preferred Stock [Member]	Jul. 06, 2013 Subsequent Event [Member]	Jul. 08, 2013 Subsequent Event [Member]	Feb. 11, 2013 John Pappajohn [Member]	Oct. 22, 2012 John Pappajohn [Member]	Feb. 22, 2013 John Pappajohn [Member] 2012 Convertible Debt Financing Transaction [Member]	Dec. 31, 2012 John Pappajohn [Member] December 2012 Bridge Financing Transaction [Member]	Dec. 31, 2012 John Pappajohn [Member] Debt Guarantees and Extensions [Member]	Dec. 31, 2011 John Pappajohn [Member] Debt Guarantees and Extensions [Member]	Dec. 31, 2010 John Pappajohn [Member] Debt Guarantees and Extensions [Member]	Oct. 31, 2012 John Pappajohn [Member] December 2011 Financing Transactions [Member]	Dec. 31, 2012 John Pappajohn [Member] Bridge Loan [Member]	Oct. 22, 2012 John Pappajohn [Member] Maximum [Member]	Feb. 11, 2013 John Pappajohn [Member] Minimum [Member]	Feb. 11, 2013 John Pappajohn [Member] Waived Price and Share Adjustment Provisions [Member]	Feb. 22, 2013 Mr. Oman [Member] 2012 Convertible Debt Financing Transaction [Member]	Feb. 11, 2013 Certain Warrant Holders [Member]	Dec. 31, 2012 Mr. Pappajohn, Dr. Pecora and NNJCA [Member]	Oct. 31, 2012 Mr. Pappajohn and Mr. Oman [Member] 2012 Convertible Debt Financing Transaction [Member]	Dec. 31, 2012 Mr. Pappajohn and Mr. Oman [Member] 2012 Convertible Debt Financing Transaction [Member]
Class of Warrant or Right [Line Items]
Warrants granted					4,706	28,235												2,353		15,000	60,000	20,669	112,940																	4,118		1,051,506			9,412	23,529				2,941		4,000	114,510	28,235
Fair value of warrants at the date of issue							$ 6,415,000		$ 12,854			$ 144,000				$ 221,000		$ 47,000	$ 839,000	$ 306,000	$ 1,019,000	$ 606,000	$ 1,522,000	$ 951,000	$ 65,000	$ 13,769	$ 59,671	$ 53,685	$ 328,000										$ 298,000			$ 1,555,000	$ 831,000	$ 415,000	$ 267,000	$ 837,000						$ 69,000	$ 4,090,000	$ 1,107,000
Term of warrants																10 years		10 years
Price per share on equity offering		$ 10.00										$ 10.00				$ 10.00		$ 10.00
Final IPO price to determine exercise price of the warrants																																						$ 15.00
Adjusted exercise price of warrants on initial public offerings																																						$ 15.00
Warrants to purchase common stock, issued			65,328	70,598			228,288	3,546	8,865			70,598														13,768	56,829		52,464	4,030	30,000	10,000	18,616	12,934	52,439				10,157		23,529										114,030
Shares issuable on exercise of warrants										838,889	[1]
Number of warrants effected with adjusted exercise price										1,656,860
Proceed from warrants exercised	96,000												49,999																								96,000
Warrants exercised to purchase common stock	24,000																																			6,000	24,000
Common stock per share value on warrant exercised	$ 4.00																																			$ 4.00	$ 4.00
Warrants surrendered												193,176										37,646														2,072
Warrants issued										9,412		476,688	146,553	138,494																						3,928
Common stock warrants, exercise price							$ 4.00	$ 14.10	$ 14.10	$ 12.15	[2]	$ 25.30					$ 42.50	$ 42.50								$ 14.10	$ 14.10		$ 25.00	$ 12.50	$ 10.75	$ 14.10	$ 14.10								$ 42.50						$ 42.50	$ 15.00
Warrants to purchase common stock, recorded as discount on debt		3,500,000						3,191					161,000
Warrants issued to a consultant for services provided												200
Warrants amended																						75,294
Warrants, lock-up agreement period			180 days	180 days
Warrants exercised, shares										24,000		54,910	3,546
Warrants exercised, value												$ 690,227
Warrants, expired												15,164
Shares issuable on exercise of warrants outstanding										1,926,477		1,919,643
Common stock warrants, exercise price description																																						Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price is below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him.
Aggregate shares of common stock underlying warrants										1,926,477		1,102,176	888,739	745,732	607,238																																		72,000

[1]	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of June 30, 2013 increased to 1,926,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.
[2]	Weighted average exercise prices are as of June 30, 2013.